Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement of comprehensive income [abstract]
Net income	$ 370.6	$ 227.3
Items that will be reclassified subsequently to net income
Net changes in fair value of derivatives designated as cash flow hedges	6.6	(6.0)
Net changes in unrealized loss on translation of foreign operations	(12.3)	(10.8)
Income tax (expense) recovery	(1.5)	1.1
Other comprehensive income,will be reclassified subsequently to net income	(7.2)	(15.7)
Items that will not be reclassified subsequently to net income
Actuarial losses on defined benefit pension plans	(70.9)	(17.2)
Gain (loss) on fair value of restricted investments	1.0	(0.4)
Income tax recovery	18.2	4.4
Other comprehensive income,will not be reclassified subsequently to net income	(51.7)	(13.2)
Total other comprehensive loss	(58.9)	(28.9)
Total comprehensive income	311.7	198.4
Attributable to shareholders	312.7	198.2
Attributable to non-controlling interest	$ (1.0)	$ 0.2